Events Occurring After the Reporting Period	12 Months Ended
Dec. 31, 2023
Events Occuring After The Reporting Period [Abstract]
Events Occurring After the Reporting Period	Events Occurring After the Reporting Period
On January 19, 2024 the Group invested £150,000,000 into a 6-month short term deposit with an F1 rated financial institution. This short term deposit accrues interest at a rate of 5.1% and has been classified as a financial asset at amortised cost.
On February 13, 2024, our board of directors terminated the employment of Andrew Hopkins as our Chief Executive Officer and Principal Executive Officer, and removed Dr. Hopkins from his role as a member of the board of directors. The impact of Dr. Hopkins' termination on his bonus for the year ended December 31, 2023 has been reflected in the total emoluments disclosed within note 11. All outstanding share options and performance-related share options held by Dr. Hopkins, representing 2,636,709 underlying shares, were forfeited in association with his termination on February 13, 2024.
On March 13, 2024, the Group contributed a further $750,000 to its joint venture with RallyBio, RE Ventures I, LLC.